NORTHERN LIGHTS FUND TRUST

September 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Toews Hedged International Developed Markets Fund

   Toews Hedged Emerging Markets Fund

   Toews Hedged High Yield Bond Fund

   Toews Hedged Large-Cap Fund

   Toews Hedged Small & Mid-Cap Fund

   Toews Hedged Growth Allocation Fund

   Toews Unconstrained Income Fund

Post Effective Amendment No. 530 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Toews Hedged International Developed Markets Fund, Toews Hedged Emerging Markets Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid-Cap Fund, Toews Hedged Growth Allocation Fund and Toews Unconstrained Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 530 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 28, 2013 (SEC Accession No. 0000910472-13-003443).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.